Financial risk management and fair values - Liquidity risk (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Financial risk management and fair values
Net Current assets	¥ 4,283,891,000	¥ 5,716,232,000
Net cash generated from operating activities	¥ 1,406,262,000	¥ 916,320,000	¥ 826,484,000